Note Payable (Details) shares in Thousands, $ in Thousands			3 Months Ended	6 Months Ended
	Feb. 26, 2025 shares	Jul. 28, 2023 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2025 USD ($) shares
Senior Convertible Promissory Note [Member]
Note Payable [Line Items]
Unsecured notes		$ 1,000
Interest rate		10.00%
Maturity date		Jul. 28, 2025
Principal amount		$ 200
Aggregate amount		$ 4,000
Number of tranches		2
Expiration period		1 year
Gain on derivative liability			$ 700
Loss on extinguishment				$ (11)
Effective interest rate				44.875%
Common Class A [Member]
Note Payable [Line Items]
Number of units issued (in Shares) | shares	680			680
Common Stock [Member]
Note Payable [Line Items]
Number of units issued (in Shares) | shares				140